Expense Example - PGIM Jennison Blend Fund	Aug. 31, 2026 USD ($)
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 637
Expense Example, with Redemption, 3 Years	821
Expense Example, with Redemption, 5 Years	1,021
Expense Example, with Redemption, 10 Years	1,597
C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	284
Expense Example, with Redemption, 3 Years	569
Expense Example, with Redemption, 5 Years	980
Expense Example, with Redemption, 10 Years	1,887
Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	202
Expense Example, with Redemption, 5 Years	351
Expense Example, with Redemption, 10 Years	786
R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	337
Expense Example, with Redemption, 5 Years	631
Expense Example, with Redemption, 10 Years	$ 1,467